Business Acquisition	12 Months Ended
Dec. 31, 2021
Business Combination
Business Acquisition

7. Business acquisition
Acquisition of Jiangsu Five Star
In April 2019, the Group invested RMB1,274 million with a combination of cash and assumption of the seller’s debt as consideration to acquire ordinary shares of Jiangsu Five Star, a leading offline retailer of home appliances and consumer electronics, from its existing shareholder (the “Seller”), in exchange for 46% of Jiangsu Five Star’s total equity interest. The Group also provided a fifteen months interest-bearing loan of RMB1,025 million to the Seller and has the rights to purchase additional shares.
In April 2020, the Group acquired additional 37% equity interest in Jiangsu Five Star by converting the loan of RMB1,025 million aforementioned. A gain of RMB442 million in relation to the revaluation of the previously held equity interests was recorded in “share of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss) for the year ended December 31, 2020. The fair value of the previously held equity interests was estimated based on the equity value of Jiangsu Five Star, which is estimated by applying an income approach.
The purchase price as of the date of acquisition is comprised of:

Amounts
(RMB in millions)
Conversion of loan and assuming of debt	1,025
Fair value of previously held equity interests	1,274

Total	2,299

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
(RMB in millions)
Net liabilities assumed	(14)
Appreciation of property, equipment and software	190
Intangible assets
- Trademark	489
Goodwill	2,185
Deferred tax liabilities	(170)
Non-controlling interests	(381)

Total	2,299

Net assets acquired primarily consisted of restricted cash of RMB1,720 million, inventories of RMB1,652 million and accounts payable of RMB4,102 million as of the date of acquisition. The amortization period for intangible assets acquired was 19 years. Fair value of the non-controlling
interests was estimated by applying an income approach.
Accounts receivable acquired was immaterial at the date of acquisition.
Goodwill arising from the acquisition of Jiangsu Five Star was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition and recorded in JD Retail segment. None of the goodwill arising on the acquisition is expected to be deductible for tax purposes.
In June 2020, the Group acquired the remaining 17% equity interest in Jiangsu Five Star by assuming the Seller’s RMB428 million debt owed to Jiangsu Five Star. Upon completion of the transaction, Jiangsu Five Star became a wholly-owned subsidiary of the Company.

Acquisition of Kuayue Express
In August 2020, the Group entered in a definitive agreement pursuant to which JD Logistics, a subsidiary of the Company, acquired approximately 60.2% of the issued and outstanding ordinary shares of Kuayue-Express Group Co., Ltd. (“Kuayue Express”), a renowned modern integrated express transportation enterprise, for a consideration of RMB2,966 million with a combination of cash and ordinary shares of JD Logistics. Upon completion of the transaction, Kuayue Express became a consolidated subsidiary of the Company.
The purchase price as of the date of acquisition is comprised of:

Amounts
(RMB in millions)
Cash	2,850
Issuance of ordinary shares of JD Logistics less cash proceeds received	116

Total	2,966

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
(RMB in millions)
Net assets acquired	1,110
Appreciation of property, equipment and software	362
Intangible assets
- Customer relationship	2,550
Goodwill	1,633
Deferred tax liabilities	(728)
Non-controlling interests	(1,961)

Total	2,966

Net assets acquired primarily consisted of cash and cash equivalents of RMB1,376 million and borrowings of RMB986 million as of the date of acquisition. The amortization period for intangible assets acquired was 9 years. Fair value of the non-controlling
interests was estimated by applying an income approach.
The accounts receivable acquired with a fair value of RMB830 million at the date of acquisition had gross contractual amounts of RMB924 million. The best estimate at acquisition date of the contractual cash flows not expected to be collected amounted to RMB94 million.
Goodwill arising from the acquisition of Kuayue Express was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition and recorded in JD Logistics segment. None of the goodwill arising on the acquisition is expected to be deductible for tax purposes.
Results of operations attributable to the aforementioned acquisitions and pro forma results of operations for the aforementioned acquisitions have not been presented because they are not material to the consolidated statements of operations and comprehensive income/(loss) for the year ended December 31, 2020, either individually or in aggregate. During the year ended December 31, 2021, the Group acquired a few businesses which were not material to the consolidated statements of operations and comprehensive income/(loss), either individually or in aggregate.